SUBSEQUENT EVENT NOTE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD shares
Subsequent Event Note 1	327,000	327,000
Subsequent Event Note 2 | $	$ 44,511
Subsequent Event Note 3 | CAD		CAD 58,475
Subsequent Event Note 4	257,000	257,000
Subsequent Event Note 5	162,000	162,000
Subsequent Event Note 6 | $	$ 17,500
Subsequent Event Note 7 | CAD		CAD 24,300
Subsequent Event Note 8	108,000	108,000